Debt - Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Account receivable, net
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	$ 8,101	$ 3,383
Prepaid expenses and other
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	636	236
Other Assets
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Assets	2,680	2,383
Accounts payable and accrued liabilities
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	5	4
Short-term portion of long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	1,932	0
Long-term debt
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Liabilities	$ 6,955	$ 4,988